Evergreen Global Leaders Fund
Pro Forma Combining Financial Statements (unaudited)
Pro Forma Combining Schedule of Investments
October 31, 2000

                                                           GLOBAL LEADERS           PERPETUAL GLOBAL          GLOBAL LEADERS
                                                                FUND                      FUND                FUND PRO FORMA
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         Combined
                                                                      Market                    Market     Combined       Market
                                                         Shares       Value        Shares       Value       Shares         Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 96.6%
CONSUMER DISCRETIONARY - 18.2%
Auto Components - 0.1%
   BBA Group Plc                                                                     74,697     $410,224       74,697      $410,224
                                                                                                                       ------------

Automobiles - 1.3%
   Brilliance China Automotive Hldgs., Ltd.                                       2,200,000      712,271    2,200,000       712,271
   Harley-Davidson, Inc.                                  110,000   $5,300,625                                110,000     5,300,625
   Honda Motor Co., Ltd.                                                             27,000      932,869       27,000       932,869
   Mazda Motor Corp.                                                                376,000      727,086      376,000       727,086
   Perusahaan Otomobil Nasional Berhad                     77,000       84,700                                 77,000        84,700
                                                                                                                       ------------
                                                                                                                          7,757,551
Distributors - 0.4%
   Buhrmann NV                                                                       50,472    1,379,144       50,472     1,379,144
   Kent Electronics Corp. *                                                          27,500      512,188       27,500       512,188
   Synnex Technology Intl. Corp., GDR                                                10,680       87,042       10,680        87,042
   Wolseley Plc                                                                      85,622      473,328       85,622       473,328
                                                                                                                       ------------
                                                                                                                          2,451,702
Hotels, Restaurants & Leisure - 1.6%
   Cafe De Coral Hldgs., Ltd.                                                       749,000      280,911      749,000       280,911
   Carnival Corp., Class A                                                           13,000      322,562       13,000       322,562
   Corp. de  Interamericana Entretenimiento SA *                                     21,682       97,952       21,682        97,952
   Granada Compass Plc                                    353,276    3,044,758                                353,276     3,044,758
   Hilton Group Plc                                                                 178,412      495,730      178,412       495,730
   Marriott Intl., Inc., Class A                           70,000    2,835,000                                 70,000     2,835,000
   Millennium & Copthorne Hotels Plc                                                 38,000      212,274       38,000       212,274
   Sodexho Alliance                                        15,564    2,436,805                                 15,564     2,436,805
                                                                                                                       ------------
                                                                                                                          9,725,992
Household Durables - 2.0%
   Beko Elektronik AS*                                                           20,000,000      252,020   20,000,000       252,020
   Black & Decker Corp.                                   120,000    4,515,000                                120,000     4,515,000
   Fairview Hldgs. Plc                                                              100,300      229,938      100,300       229,938
   George Wimpey Plc                                                                100,000      217,642      100,000       217,642
   Industrie Natuzzi SpA, ADR                             385,000    4,571,875                                385,000     4,571,875
   Matsushita-Kotobuki Electronics Industries, Ltd.                                  70,000    1,376,071       70,000     1,376,071
   Taylor Woodrow Plc                                                               110,000      290,480      110,000       290,480
   Vestel Electronik Sanayi ve Ticaret AS *                                       3,100,000      635,912    3,100,000       635,912
                                                                                                                       ------------
                                                                                                                         12,088,938
Internet & Catalog Retail - 0.1%
   Great University Stores Plc                                                       48,000      331,513       48,000       331,513
                                                                                                                       ------------

Leisure Equipment & Products - 1.7%
   Eastman Kodak Co.                                       25,000    1,121,875                                 25,000     1,121,875
   EMI Group Plc                                                                     56,000      419,266       56,000       419,266
   Infogrames Entertainment SA *                                                     26,097      545,897       26,097       545,897
   Nintendo Co., Ltd.                                      40,000    6,616,872       10,200    1,687,302       50,200     8,304,174
   Shimano, Inc.                                                                     10,300      207,199       10,300       207,199
                                                                                                                       ------------
                                                                                                                         10,598,411
Media - 3.5%
   ABS-CBN Broadcasting Corp.                                                       108,000       83,402      108,000        83,402
   BEC World                                                                         50,000      284,026       50,000       284,026
   Benpres Hldgs. Corp., GDR 144A *                                                  27,200       22,304       27,200        22,304
   Clear Channel Communications, Inc. *                                              11,808      709,218       11,808       709,218
   Comcast Corp., Class A *                                                          21,600      880,200       21,600       880,200
   Cordiant Communications Group Plc                                                 17,500       74,651       17,500        74,651
   Daily Mail & General Trust, Class A                                               30,510      407,270       30,510       407,270
   DoubleClick, Inc. *                                                                4,300       69,875        4,300        69,875
   Gannett Co., Inc.                                       50,000    2,900,000                                 50,000     2,900,000
   Globo Cabo SA, ADR                                                                19,700      213,006       19,700       213,006
   Grupo Televisa SA, ADR *                                                           2,660      143,973        2,660       143,973
   Pearson Publishing Plc                                 130,000    3,487,647                                130,000     3,487,647
   Rank Group                                                                        90,000      223,301       90,000       223,301
------------------------------------------------------------------------------------------------------------------------------------

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
                                                           GLOBAL LEADERS           PERPETUAL GLOBAL          GLOBAL LEADERS
                                                                FUND                      FUND                FUND PRO FORMA
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         Combined
                                                                      Market                    Market     Combined       Market
                                                         Shares       Value        Shares       Value       Shares         Value
------------------------------------------------------------------------------------------------------------------------------------
Media - continued
   Reed Intl. Plc                                                                    58,000     $536,068       58,000      $536,068
   Shaw Brothers (Hong Kong), Ltd.                                                  393,000      269,592      393,000       269,592
   Trinity Mirror Plc                                                                23,500      153,949       23,500       153,949
   TV Azteca SA de CV, ADR *                                                         11,100      138,750       11,100       138,750
   VNU NV                                                  80,000   $3,767,786       30,430    1,433,172      110,430     5,200,958
   Walt Disney Co.                                        125,000    4,476,562       32,000    1,146,000      157,000     5,622,562
                                                                                                                       ------------
                                                                                                                         21,420,752
Multi-line Retail - 1.6%
   Debenhams Retail Plc                                                              50,000      155,252       50,000       155,252
   National Express Group                                                            22,800      292,772       22,800       292,772
   Next Plc                                                                          44,326      440,878       44,326       440,878
   Publicis Groupe SA                                                                 8,105      265,143        8,105       265,143
   Seiyu, Ltd.                                                                       85,000      260,963       85,000       260,963
   Selfridges Plc                                                                    70,000      300,383       70,000       300,383
   Target Corp.                                                                      15,000      414,375       15,000       414,375
   Wal-Mart Stores, Inc.                                  145,000    6,579,375       27,700    1,256,887      172,700     7,836,262
                                                                                                                       ------------
                                                                                                                          9,966,028
Specialty Retail - 2.8%
   Bulgari SpA                                                                       82,210      967,619       82,210       967,619
   Home Depot, Inc. *                                      87,500    3,762,500                                 87,500     3,762,500
   MFI Furniture Group                                                              173,750      138,656      173,750       138,656
   Morrison Supermarkets Plc                                                        115,830      300,834      115,830       300,834
   RadioShack Corp.                                                                   5,900      351,788        5,900       351,788
   Signet Group Plc                                                                 608,500      507,669      608,500       507,669
   Telepizza SA *                                                                   121,797      466,140      121,797       466,140
   TJX Co., Inc. *                                        350,000    9,537,500                                350,000     9,537,500
   Toys "R" Us, Inc. *                                                               52,000      893,750       52,000       893,750
   Wal-Mart de Mexico SA de CV *                                                     67,400      162,112       67,400       162,112
                                                                                                                       ------------
                                                                                                                         17,088,568
Textile & Apparel - 3.1%
   Benetton Group SpA, ADS                                119,000    4,350,938                                119,000     4,350,938
   Christian Dior SA                                                                 17,896      909,674       17,896       909,674
   Gucci Group NV                                                                    10,350    1,010,047       10,350     1,010,047
   Hermes Intl.                                            27,000    3,643,041                                 27,000     3,643,041
   Hugo Boss AG                                            41,000    8,698,154                                 41,000     8,698,154
                                                                                                                       ------------
                                                                                                                         18,611,854

CONSUMER STAPLES - 6.3%
Beverages - 0.9%
   Anheuser Busch Cos., Inc.                               80,000    3,660,000                                 80,000     3,660,000
   Bass Plc                                                                          46,585      455,911       46,585       455,911
   CIA de Bebidas das Americas, ADR ("Ambev")                                        14,800      333,925       14,800       333,925
   Coca-Cola Co.                                                                     16,500      996,187       16,500       996,187
   Coca-Cola Femsa SA, ADR                                                            4,100       78,669        4,100        78,669
                                                                                                                       ------------
                                                                                                                          5,524,692
Food & Drug Retailing - 2.5%
   Boots Co. Plc                                                                     33,000      263,347       33,000       263,347
   Carrefour SA                                            45,600    3,060,867                                 45,600     3,060,867
   CIA Brasileira de Distribuicao Grupo Pao
   de Acucar                                                                      2,400,000       85,502    2,400,000        85,502
   CVS Corp.                                                                         14,600      772,888       14,600       772,888
   Iceland Group Plc                                                                 83,590      397,208       83,590       397,208
   Kroger Co.                                                                        34,400      776,150       34,400       776,150
   Safeway Plc                                                                       35,000      145,494       35,000       145,494
   Seven-Eleven Japan Co., Ltd.                           140,400    9,135,683                                140,400     9,135,683
   Tesco Plc                                                                         69,400      264,578       69,400       264,578
                                                                                                                       ------------
                                                                                                                         14,901,717
Food Products - 1.1%
   Ajinomoto Co., Inc.                                                               33,000      368,968       33,000       368,968
   Express Dairies Plc                                                              172,500      132,653      172,500       132,653
   H.J. Heinz Co.                                                                    15,700      658,419       15,700       658,419
   Nestle Berhad                                           81,000      428,448                                 81,000       428,448
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

                                                           GLOBAL LEADERS           PERPETUAL GLOBAL          GLOBAL LEADERS
                                                                FUND                      FUND                FUND PRO FORMA
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         Combined
                                                                      Market                    Market     Combined       Market
                                                         Shares       Value        Shares       Value       Shares         Value
------------------------------------------------------------------------------------------------------------------------------------
Food Products - continued
   Numico Koninklijke NV                                  106,686   $4,988,411                                106,686    $4,988,411
                                                                                                                       ------------
                                                                                                                          6,576,899
Household Products - 0.0%
   Kao Corp.                                                                         10,000     $299,684       10,000       299,684
                                                                                                                       ------------

Personal Products - 1.1%
   Avon Products, Inc.                                    115,100    5,582,350                                115,100     5,582,350
   Body Shop Intl. Plc                                                              119,181      152,175      119,181       152,175
   Gillette Co.                                                                      10,000      348,750       10,000       348,750
   Reckitt Benckiser Plc                                                             19,100      251,081       19,100       251,081
   Shiseido Co., Ltd.                                                                22,000      284,287       22,000       284,287
                                                                                                                       ------------
                                                                                                                          6,618,643
Tobacco - 0.7%
   British America Tobacco Indonesia Plc                                            108,000      145,673      108,000       145,673
   British America Tobacco Inds. Plc                                                 89,500      627,224       89,500       627,224
   Philip Morris Co., Inc.                                                           67,200    2,461,200       67,200     2,461,200
   PT HM Sampoerna Tbk                                                              150,000      176,282      150,000       176,282
   Tabacalera Nacional SA, Ser. A                                                    74,228    1,111,772       74,228     1,111,772
                                                                                                                       ------------
                                                                                                                          4,522,151
ENERGY - 2.2%
Energy Equipment & Services - 0.8%
   IHC Caland NV                                           72,086    3,180,955       15,990      705,594       88,076     3,886,549
   Petroleum Geo-Services ASA *                                                      64,910      895,407       64,910       895,407
   Weatherford Intl., Inc. *                                                          8,300      302,950        8,300       302,950
                                                                                                                       ------------
                                                                                                                          5,084,906
Oil & Gas - 1.4%
   Amerada Hess Corp.                                                                 8,250      511,500        8,250       511,500
   Enterprise Oil Plc                                                               101,500      802,629      101,500       802,629
   Exxon Mobil Corp.                                                                 19,500    1,739,156       19,500     1,739,156
   Petroleo Brasileiro SA, ADR ("Petrobras") *                                        5,900      171,469        5,900       171,469
   Shell Transportation & Trading Co. Plc                                           174,000    1,399,919      174,000     1,399,919
   Talisman Energy, Inc. *                                                           10,400      326,468       10,400       326,468
   Texaco, Inc.                                                                       5,850      345,516        5,850       345,516
   Woodside Petroleum, Ltd.                               440,000    3,215,844                                440,000     3,215,844
                                                                                                                       ------------
                                                                                                                          8,512,501
FINANCIALS - 20.0%
Banks - 6.8%
   Abbey Natl. Bank Plc                                                              60,650      836,881       60,650       836,881
   Akbank Turk Anonim Sirket                                                     52,219,840      336,663   52,219,840       336,663
   Asahi Bank                                                                       297,000    1,170,417      297,000     1,170,417
   Banca Nazionale Del Lavoro SpA                                                   392,853    1,273,493      392,853     1,273,493
   Banco Bradesco SA                                                             19,500,000      120,534   19,500,000       120,534
   Banco Popular Espanol SA                                                          28,300      846,542       28,300       846,542
   Banco Santantander Central                                                        54,700      530,099       54,700       530,099
   Bank of Scotland Plc                                                              91,000      848,994       91,000       848,994
   Bank One Corp.                                                                    12,200      445,300       12,200       445,300
   Barclays Bank Plc                                                                 20,645      590,710       20,645       590,710
   Bipop-Carire SpA                                       500,000    3,954,478                                500,000     3,954,478
   Chase Manhattan Corp.                                                              4,600      209,300        4,600       209,300
   Dah Sing Finl. Group                                                              54,553      234,328       54,553       234,328
   DBS Group Hldgs., Ltd.                                                            35,000      412,515       35,000       412,515
   Den Danske Bank AS                                                                 4,403      637,643        4,403       637,643
   DePfa Deutsche Pfandbriefbank AG (DePfa-Bank)           46,250    3,414,163                                 46,250     3,414,163
   Grupo Financiero Banamex AC, Ser. O *                                            108,000      167,831      108,000       167,831
   Lloyds TSB Group Plc                                   362,100    3,688,229                                362,100     3,688,229
   Malayan Banking Berhad                                 254,000    1,016,000                                254,000     1,016,000
   National Australia Bank, Ltd.                           50,000    3,512,500                                 50,000     3,512,500
   Overseas Chinese Bank, Ltd.                                                            1            6            1             6
   Overseas Union Bank, Ltd.                                                        125,810      608,885      125,810       608,885
   PT Bank Nisp Tbk                                                               2,872,000       95,120    2,872,000        95,120
   Public Bank Bhd, Ltd.                                                            200,000      171,579      200,000       171,579
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
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
                                                           GLOBAL LEADERS           PERPETUAL GLOBAL          GLOBAL LEADERS
                                                                FUND                      FUND                FUND PRO FORMA
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         Combined
                                                                      Market                    Market     Combined       Market
                                                         Shares       Value        Shares       Value       Shares         Value
                                                       ----------------------------------------------------------------------------
Banks - continued
   Royal Bank of Scotland Plc *                           275,000   $6,172,700       33,326     $748,042      308,326    $6,920,742
   Royal Bank Scot Group                                  325,000      384,320                                325,000       384,320
   Sanwa Bank, Ltd.                                                                  73,000      648,948       73,000       648,948
   Standard Chartered Bank Plc                                                       35,075      505,867       35,075       505,867
   Sumitomo Bank, Ltd.                                                               82,000      995,738       82,000       995,738
   Tokai Bank, Ltd.                                                                 167,000      895,340      167,000       895,340
   Uniao de Bancos Brasileiros SA                                                     8,800      222,200        8,800       222,200
   United Overseas Bank                                                              35,000      259,067       35,000       259,067
   Wells Fargo Co.                                        100,000    4,631,250                                100,000     4,631,250
   Zagrebacka Banka DD, GDR                                                          49,950      783,965       49,950       783,965
                                                                                                                       ------------
                                                                                                                         41,369,647
Diversified Financials - 7.9%
   Aeon Credit Service Co., Ltd. *                                                  998,800      332,976      998,800       332,976
   Aiful Corp.                                                                       10,800      851,212       10,800       851,212
   American Express Co.                                    80,000    4,800,000                                 80,000     4,800,000
   Cattles Plc                                                                       72,000      255,425       72,000       255,425
   Charles Schwab Corp. *                                  90,000    3,161,250                                 90,000     3,161,250
   Citigroup, Inc.                                        174,300    9,172,538       36,000    1,894,500      210,300    11,067,038
   Compart SpA                                                                      560,000      919,543      560,000       919,543
   Dexia                                                                              4,585      698,405        4,585       698,405
   Fannie Mae Co.                                          68,000    5,236,000       28,200    2,171,400       96,200     7,407,400
   Fleming Russia Securities Fund, Ltd. *                                            26,500      351,655       26,500       351,655
   Formosa Growth Fund, Ltd. *                                                        5,000       78,125        5,000        78,125
   Freddie Mac Corp.                                                                 14,800      888,000       14,800       888,000
   H & CB *                                                                          21,924      263,088       21,924       263,088
   Hanson Plc                                                                        18,000       94,936       18,000        94,936
   HSBC Hldgs. Plc (Hong Kong Exchange)                                              32,059      446,006       32,059       446,006
   Hutchison Whampoa, Ltd.                                                           33,000      410,437       33,000       410,437
   Indian Opportunities Fund *                                                       11,000      112,750       11,000       112,750
   Irish Life & Permanent Plc                                                        57,562      567,933       57,562       567,933
   Julius Baer Hldgs. AG                                                                298    1,475,412          298     1,475,412
   Kokusai Securities Co., Ltd.                                                      80,000      674,518       80,000       674,518
   Lonrho Plc                                                                        30,000      369,992       30,000       369,992
   MBNA Corp.                                             149,775    5,625,923                                149,775     5,625,923
   Merrill Lynch & Co., Inc.                                                         75,500      565,127       75,500       565,127
   Morgan Stanley Dean Witter & Co.                        50,000    4,015,625        6,100      489,906       56,100     4,505,531
   Orix Corp.                                                                         5,100      535,169        5,100       535,169
   Sulzer AG                                                                            805      519,918          805       519,918
   Taiwan Opportunities Fund, Ltd. *                                                 30,000      270,000       30,000       270,000
   Tele Atlas NV *                                                                   37,130      746,752       37,130       746,752
                                                                                                                       ------------
                                                                                                                         47,994,521
Insurance - 4.0%
   Allstate Corp.                                                                    25,800    1,038,450       25,800     1,038,450
   American Intl. Group, Inc. *                            55,968    5,484,864       12,300    1,205,400       68,268     6,690,264
   COFACE                                                                             7,500      675,274        7,500       675,274
   Legal & General Group Plc                                                         80,000      199,070       80,000       199,070
   Marschollek Lauten                                      42,000    5,738,236                                 42,000     5,738,236
   Marsh & McLennan Co.                                    37,350    4,883,512                                 37,350     4,883,512
   Prudential Corp. Plc                                                              50,750      682,603       50,750       682,603
   Schweizerische Rueckversicherungs-Gesellschaft           2,165    4,269,540                                  2,165     4,269,540
                                                                                                                       ------------
                                                                                                                         24,176,949
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
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
                                                           GLOBAL LEADERS           PERPETUAL GLOBAL          GLOBAL LEADERS
                                                                FUND                      FUND                FUND PRO FORMA
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         Combined
                                                                      Market                    Market     Combined       Market
                                                         Shares       Value        Shares       Value       Shares         Value
------------------------------------------------------------------------------------------------------------------------------------
Real Estate - 1.3%
   Amoy Properties, Ltd.                                                            500,000     $455,186      500,000      $455,186
   British Land Co. Plc                                                              29,000      173,359       29,000       173,359
   Burford Hldgs. Plc                                                               225,000      326,464      225,000       326,464
   Chelsfield Plc                                                                    20,000      105,919       20,000       105,919
   Cheung Kong Hldgs., Ltd.                               181,000   $2,001,699       78,000      862,611      259,000     2,864,310
   Henderson Land Development Co., Ltd.                   350,000    1,507,886                                350,000     1,507,886
   Kerry Properties, Ltd.                                                           143,167      164,296      143,167       164,296
   Land Securities Plc                                                               28,000      288,449       28,000       288,449
   Westfield Hldgs.                                       310,000    2,000,572                                310,000     2,000,572
                                                                                                                       ------------
                                                                                                                          7,886,441

HEALTH CARE - 9.4%
Biotechnology - 0.1%
   Cambridge Antibody Technology Group Plc *                                          7,500      467,931        7,500       467,931
   Celltech Group Plc, Class F *                                                     14,400      286,243       14,400       286,243
                                                                                                                       ------------
                                                                                                                            754,174
Health Care Equipment & Supplies - 2.0%
   Coloplast                                               75,000    3,335,424                                 75,000     3,335,424
   Luxottica Group SpA, ADS                               600,000    8,662,500                                600,000     8,662,500
   Smith & Nephew Plc                                                                79,181      325,132       79,181       325,132
                                                                                                                       ------------
                                                                                                                         12,323,056
Health Care Providers & Services - 0.1%
   HEALTHSOUTH Corp. *                                                               51,900      622,800       51,900       622,800
                                                                                                                       ------------

Pharmaceuticals - 7.2%
   Abbott Laboratories                                     80,000    4,225,000                                 80,000     4,225,000
   Alliance Unichem Plc                                                              45,000      381,309       45,000       381,309
   Altana AG                                               59,800    7,201,915                                 59,800     7,201,915
   American Home Products Corp.                                                       7,850      498,475        7,850       498,475
   Astrazeneca Plc, ADR                                    60,000    2,861,250                                 60,000     2,861,250
   Bristol-Myers Squibb Co.                                50,000    3,046,875       12,300      749,531       62,300     3,796,406
   Elan Corp. Plc, ADR *                                                             32,698    1,698,252       32,698     1,698,252
   Johnson & Johnson                                                                  7,000      644,875        7,000       644,875
   Merck & Co., Inc.                                       68,000    6,115,750       24,600    2,212,463       92,600     8,328,213
   Novo Nordisk AS, Ser. B                                                            5,620    1,191,995        5,620     1,191,995
   Ono Pharmaceutical Co., Ltd.                                                      10,000      398,662       10,000       398,662
   Pfizer, Inc.                                                                      14,425      622,980       14,425       622,980
   Pharmacia Corp.                                                                    9,300      511,500        9,300       511,500
   Pliva DD, GDR                                                                     11,000      116,050       11,000       116,050
   Sankyo Co.                                                                        40,000      881,639       40,000       881,639
   Sanofi Synthelabo                                       40,000    2,104,529                                 40,000     2,104,529
   Schering-Plough Corp.                                   68,000    3,514,750                                 68,000     3,514,750
   Slovakofarma Reg S, GDR *                                                          3,600        7,319        3,600         7,319
   SmithKline Beecham Plc *                                19,024      245,665                                 19,024       245,665
   SmithKline Beecham Plc, ADR *                           36,000    2,346,750                                 36,000     2,346,750
   Toyama Chemical Co.                                                               31,000      123,585       31,000       123,585
HEALTH CARE - continued
Pharmaceuticals - continued
   UCB SA                                                  45,000    1,603,855                                 45,000     1,603,855
   Xtl Biopharmaceuti *                                                              54,400      127,238       54,400       127,238
   Zeneca Grp.                                                                       10,650      498,810       10,650       498,810
                                                                                                                       ------------
                                                                                                                         43,931,022

INDUSTRIALS - 12.1%
Aerospace & Defense - 3.0%
   Bombardier, Inc., Class B *                            750,000   11,759,411                                750,000    11,759,411
   British Aerospace Plc                                                             58,000      329,467       58,000       329,467
   Meggitt Plc                                                                       78,666      240,836       78,666       240,836
   United Technologies Corp.                               82,665    5,771,050                                 82,665     5,771,050
                                                                                                                       ------------
                                                                                                                         18,100,764
------------------------------------------------------------------------------------------------------------------------------------

                                                           GLOBAL LEADERS           PERPETUAL GLOBAL          GLOBAL LEADERS
                                                                FUND                      FUND                FUND PRO FORMA
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         Combined
                                                                      Market                    Market     Combined       Market
                                                         Shares       Value        Shares       Value       Shares         Value
------------------------------------------------------------------------------------------------------------------------------------
Air Freight & Couriers - 0.2%
   TNT Post Group NV                                                                 45,620     $966,280       45,620      $966,280
                                                                                                                       ------------

Commercial Services & Supplies - 2.5%
   Amadeus Global Travel *                                                          122,907    1,004,399      122,907     1,004,399
   Atos SA *                                                                          8,426      691,435        8,426       691,435
   Cap Gemini NV                                                                      4,184      667,502        4,184       667,502
   ITG Group Plc *                                                                   60,664      460,741       60,664       460,741
   McGraw-Hill Co., Inc.                                   60,000   $3,851,250                                 60,000     3,851,250
   Ricoh Co., Ltd.                                                                   35,000      538,881       35,000       538,881
   SEMA Group Plc                                         233,000    2,941,219                                233,000     2,941,219
   Telegate SA *                                                                      7,112      436,348        7,112       436,348
   Toppan Printing Co., Ltd.                                                        139,000    1,228,026      139,000     1,228,026
   Transiciel SA                                                                     10,850      531,722       10,850       531,722
   Viad Corp.                                             125,000    2,671,875                                125,000     2,671,875
                                                                                                                       ------------
                                                                                                                         15,023,398
Construction & Engineering - 1.3%
   Balfour Beatty Plc                                                               100,380      168,950      100,380       168,950
   Bellway Plc                                                                       50,210      225,842       50,210       225,842
   Laing John Plc                                                                    74,000      408,007       74,000       408,007
   Mitsui Engineering & Shipbuilding Co., Ltd. *                                    357,000      363,167      357,000       363,167
   Saipem SpA                                                                       165,000      859,717      165,000       859,717
   Societe Technip                                         48,320    6,183,459                                 48,320     6,183,459
                                                                                                                       ------------
                                                                                                                          8,209,142
Electrical Equipment - 0.7%
   ABB AG                                                  30,000    2,666,055                                 30,000     2,666,055
   Densei Lambda KK                                                                   1,600       33,433        1,600        33,433
   Elexis AG                                                                         97,250      738,611       97,250       738,611
   Entrelec Groupe SA                                                                12,072      553,192       12,072       553,192
                                                                                                                       ------------
                                                                                                                          3,991,291
Industrial Conglomerates - 4.0%
   China Petroleum & Chemical Corp. *                                               465,000       91,223      465,000        91,223
   Compagnie de Saint Gobain                                                          7,465      987,596        7,465       987,596
   Eniro AB Seki *                                        125,000    1,175,905                                125,000     1,175,905
   Gen. Elec. Co.                                         207,000   11,346,187       52,600    2,883,138      259,600    14,229,325
   Honeywell Intl., Inc.                                   61,000    3,282,563                                 61,000     3,282,563
   Johnson Elec. Hldgs., Ltd.                                                        31,000       62,405       31,000        62,405
   Lattice Group Plc *                                                               79,333      169,209       79,333       169,209
   Li & Fung, Ltd.                                                                  124,000      230,542      124,000       230,542
   Smiths Inds. Plc                                       281,841    3,017,955       30,000      321,240      311,841     3,339,195
   Turkcell Iletisim Hizmetleri *                                                    25,617      280,186       25,617       280,186
   Tyco Intl., Ltd.                                                                   8,100      459,169        8,100       459,169
                                                                                                                       ------------
                                                                                                                         24,307,318
Machinery - 0.3%
   Coflexip SA                                                                        7,770      900,030        7,770       900,030
   Konecranes Intl.                                                                  27,150      633,356       27,150       633,356
   Tubos de Acero de Mexico SA, ADR *                                                16,200      246,402       16,200       246,402
                                                                                                                       ------------
                                                                                                                          1,779,788
Marine - 0.0%
   Associated British Ports Hldgs. Plc                                               50,000      222,721       50,000       222,721
                                                                                                                       ------------

Road & Rail - 0.1%
   Arriva Plc                                                                        77,000      259,197       77,000       259,197
   Railtrack Group Plc                                                               29,600      457,827       29,600       457,827
                                                                                                                       ------------
                                                                                                                            717,024
------------------------------------------------------------------------------------------------------------------------------------

                                                           GLOBAL LEADERS           PERPETUAL GLOBAL          GLOBAL LEADERS
                                                                FUND                      FUND                FUND PRO FORMA
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         Combined
                                                                      Market                    Market     Combined       Market
                                                         Shares       Value        Shares       Value       Shares         Value
------------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 7.3%
   Avaya, Inc. *                                                                      2,483      $33,365        2,483       $33,365
   Cisco Sys., Inc. *                                     207,500  $11,179,062       46,300    2,494,412      253,800    13,673,474
   Datacraft Asia, Ltd. *                                 260,000    1,781,000                                260,000     1,781,000
   Enea Data AB                                                                     116,750      566,674      116,750       566,674
   Ericsson LM Telephone Co., Class B, ADR                280,000    3,885,000                                280,000     3,885,000
   Ericsson LM Telephone, Ser. B                                                    302,750    4,029,678      302,750     4,029,678
   Lucent Technologies, Inc.                                                         16,800      391,650       16,800       391,650
   Nokia OYJ                                                                        103,543    4,260,653      103,543     4,260,653
   Nokia Corp., ADR                                       235,000   10,046,250                                235,000    10,046,250
   Nortel Networks Corp.                                                             13,700      623,350       13,700       623,350
   Sycamore Networks, Inc. *                                                          3,500      221,375        3,500       221,375
   Tellabs, Inc. *                                         95,000    4,744,063                                 95,000     4,744,063
   World Access, Inc. *                                                              23,100      112,613       23,100       112,613
                                                                                                                       ------------
                                                                                                                         44,369,145
Computers & Peripherals - 2.3%
   Compal Electronic, GDR                                                            20,745      163,367       20,745       163,367
   Compaq Computer Corp.                                                             38,000    1,155,580       38,000     1,155,580
   Dell Computer Corp. *                                  108,000    3,186,000                                108,000     3,186,000
   EMC Corp. *                                                                       23,200    2,066,250       23,200     2,066,250
   Hon Hai Precision Industry Co., Ltd., GDR                                         20,540      236,724       20,540       236,724
   Intl. Business Machines Corp.                                                     30,600    3,014,100       30,600     3,014,100
   Sun Microsystems, Inc. *                                25,000    2,771,875       13,700    1,518,987       38,700     4,290,862
   Systex Corp., GDR *                                                               18,000       89,100       18,000        89,100
                                                                                                                       ------------
                                                                                                                         14,201,983
Electronic Equipment & Instruments - 1.1%
   02Micro Intl., Ltd. *                                                              3,000       30,187        3,000        30,187
   Cookson Group Plc                                                                110,000      299,258      110,000       299,258
   ELMOS Semiconductor AG                                                            31,306    1,036,085       31,306     1,036,085
   Epcos AG *                                                                         8,851      670,879        8,851       670,879
   Hirose Elec. Co., Ltd.                                                             1,800      207,854        1,800       207,854
   Hitachi, Ltd.                                                                     22,000      235,898       22,000       235,898
   Spirent Plc                                            330,000    3,059,617                                330,000     3,059,617
   Stonesoft OYJ *                                                                   37,140      584,641       37,140       584,641
   TDK Corp.                                                                          3,700      373,001        3,700       373,001
                                                                                                                       ------------
                                                                                                                          6,497,420
Internet Software & Services - 0.5%
   America Online, Inc. *                                                            54,500    2,748,435       54,500     2,748,435
   Genuity, Inc. *                                                                   29,500      162,250       29,500       162,250
   Vignette Corp.                                                                    13,650      406,941       13,650       406,941
                                                                                                                       ------------
                                                                                                                          3,317,626
IT Consulting & Services - 0.0%
   Merkantildata ASA                                                                      1            5            1             5
                                                                                                                       ------------

Semiconductor Equipment & Products - 2.2%
   Dialog Semiconductor Plc *                                                        14,700      331,820       14,700       331,820
   Intel Corp. *                                          150,000    6,750,000                                150,000     6,750,000
   Micron Tech., Inc. *                                                              48,900    1,699,275       48,900     1,699,275
   Novellus Sys., Inc. *                                                             22,700      929,281       22,700       929,281
   Rohm Co., Ltd.                                                                       900      226,907          900       226,907
   Samsung Electronics, Ltd., GDR 144A                                                9,428      395,592        9,428       395,592
   Semiconductor HOLDRs Trust *                                                      36,000    2,368,800       36,000     2,368,800
   Taiwan Semiconductor Manufacturing Co., Ltd., ADR *                                9,288      210,722        9,288       210,722
   Winbond Electronics Corp., GDR *                                                  22,150      215,409       22,150       215,409
                                                                                                                       ------------
                                                                                                                         13,127,806
------------------------------------------------------------------------------------------------------------------------------------

                                                           GLOBAL LEADERS           PERPETUAL GLOBAL          GLOBAL LEADERS
                                                                FUND                      FUND                FUND PRO FORMA
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         Combined
                                                                      Market                    Market     Combined       Market
                                                         Shares       Value        Shares       Value       Shares         Value
------------------------------------------------------------------------------------------------------------------------------------
Software - 3.7%
   BVR Technologies, Ltd. *                                                          25,000     $114,063       25,000      $114,063
   Microsoft Corp. *                                       98,000   $6,749,750       29,300    2,018,037      127,300     8,767,787
   Oracle Sys. Corp. *                                    197,000    6,501,000       17,300      570,900      214,300     7,071,900
   SAP AG                                                  30,000    4,910,850                                 30,000     4,910,850
   SAP AG, ADR                                             31,000    1,581,000                                 31,000     1,581,000
                                                                                                                       ------------
                                                                                                                         22,445,600

MATERIALS - 2.3%
Chemicals - 0.5%
   Dow Chemical Co.                                                                  13,300      407,313       13,300       407,313
   Du Pont Canada, Inc., Class A                           40,000    1,152,209                                 40,000     1,152,209
   Lonza Group AG                                                                     1,261      604,685        1,261       604,685
   SGL Carbon AG *                                                                   10,262      627,087       10,262       627,087
                                                                                                                       ------------
                                                                                                                          2,791,294
Construction Materials - 1.0%
   Aggregate Indiana Plc                                                            270,000      250,724      270,000       250,724
   Cheung Kong Infrastructure Hldgs.                                                 73,000      113,258       73,000       113,258
   CRH Plc                                                 14,510      220,160       63,707      966,625       78,217     1,186,785
   CRH Plc, London Exchange                               217,137    3,335,152                                217,137     3,335,152
   Ferretti SpA *                                                                   220,000      819,578      220,000       819,578
   Grupo Empres Ence SA *                                                             7,786      115,229        7,786       115,229
   Imerys SA                                                                          1,980      195,747        1,980       195,747
   Morgan Crucible Co. Plc                                                           86,000      338,158       86,000       338,158
                                                                                                                       ------------
                                                                                                                          6,354,631
Containers & Packaging - 0.2%
   Ifco Sys. *                                                                       31,275      302,556       31,275       302,556
   Rengo Co.                                                                         58,000      273,748       58,000       273,748
   Smurfit Container Corp. *                                                         30,100      406,350       30,100       406,350
                                                                                                                       ------------
                                                                                                                            982,654
Metals & Mining - 0.4%
   Alcoa, Inc.                                                                       15,100      433,181       15,100       433,181
   Barrick Gold Corp.                                                                30,300      405,262       30,300       405,262
   Hindalco Inds., Ltd., GDR 144A                                                     5,000       74,250        5,000        74,250
   Johnson Matthey Plc                                                               25,000      389,943       25,000       389,943
   KGHM Polska Miedz SA *                                                            10,967      118,444       10,967       118,444
   Placer Dome, Inc.                                                                 42,700      346,937       42,700       346,937
   Pohang Iron & Steel, Ltd., ADR                                                    17,000      268,813       17,000       268,813
   Rio Tinto Plc                                                                     28,850      466,738       28,850       466,738
                                                                                                                       ------------
                                                                                                                          2,503,568
Paper & Forest Products - 0.2%
   Empresa Nacional de Celulosas SA                                                  18,235      269,870       18,235       269,870
   Intl. Paper Co.                                                                   15,200      556,700       15,200       556,700
   Mead Corp.                                                                        12,800      370,400       12,800       370,400
                                                                                                                       ------------
                                                                                                                          1,196,970

TELECOMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 3.8%
   Adelphia Communications Corp., Class A *                                           9,500      315,281        9,500       315,281
   Allegiance Telecom., Inc. *                                                        8,000      251,500        8,000       251,500
   Asia Satellite Telecommunications Hldgs., Ltd.                                    60,000      121,554       60,000       121,554
   AT&T Corp.                                                                        23,600      547,225       23,600       547,225
   BellSouth Corp.                                                                    9,500      458,969        9,500       458,969
   Brasil Telecom Participacoes SA, ADR                                               1,300       70,444        1,300        70,444
   Deltathree.com, Inc. *                                                            61,960      185,880       61,960       185,880
   Embratel Participacoes SA, ADR                                                    15,400      249,288       15,400       249,288
   Global Crossing, Ltd. *                                                           17,650      416,981       17,650       416,981
   Golden Telecom Inc. *                                                             12,500      193,750       12,500       193,750
   Intermedia Communications, Inc. *                                                 14,900      329,662       14,900       329,662
   Korea Telecom Corp.                                                                5,000      184,375        5,000       184,375
   Level 3 Communications, Inc. *                                                     2,500      119,219        2,500       119,219
   Matav, ADR *                                                                      24,700      580,450       24,700       580,450
------------------------------------------------------------------------------------------------------------------------------------

                                                           GLOBAL LEADERS           PERPETUAL GLOBAL          GLOBAL LEADERS
                                                                FUND                      FUND                FUND PRO FORMA
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         Combined
                                                                      Market                    Market     Combined       Market
                                                         Shares       Value        Shares       Value       Shares         Value
------------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - continued
   Nippon Telegraph & Telephone Corp.                                                   108     $982,853          108      $982,853
   Qwest Communications Intl., Inc. *                                                 9,300      452,212        9,300       452,212
   SBC Communications, Inc.                               123,700   $7,135,944        7,750      447,078      131,450     7,583,022
   Sumida Corp.                                                                       9,400      431,600        9,400       431,600
   Tele Centro Oeste Celular Participacoes SA, ADR                                   25,100      254,138       25,100       254,138
   Telecom Italia Mobile SpA ("Tim")                      297,000    2,525,384                                297,000     2,525,384
   Telefonos de Mexico SA de CV ("Telmex")                                            5,680      306,365        5,680       306,365
   Verizon Communications                                  90,000    5,203,125       20,968    1,212,212      110,968     6,415,337
                                                                                                                       ------------
                                                                                                                         22,975,489
Wireless Telecommunications Services - 2.9%
   China Telecom (Hong Kong), Ltd. *                                                 88,000      564,175       88,000       564,175
   Grupo Lusacell SA de CV, ADR *                                                    14,000      182,000       14,000       182,000
   Nextel Communications, Inc., Class A *                                            11,000      422,812       11,000       422,812
   NTT DoCoMo, Inc.                                           225    5,546,900                                    225     5,546,900
   Sprint Corp. (PCS Group), Ser. 1 *                                                 5,400      205,875        5,400       205,875
   Tele Celular Sul Participacoes, ADR                                                9,300      234,244        9,300       234,244
   Telemig Celular Participacoes SA, ADR                                              5,050      265,125        5,050       265,125
   Telesp Celuar Participacoes SA, ADR *                                              8,700      275,138        8,700       275,138
   Vodafone Airtouch Plc                                                            855,197    3,558,130      855,197     3,558,130
   Vodafone Group Plc, ADR                                150,000    6,384,375                                150,000     6,384,375
                                                                                                                       ------------
                                                                                                                         17,638,774

UTILITIES - 2.3%
Electric Utilities - 1.3%
   Endesa SA                                                2,400       39,104                                  2,400        39,104
   Endesa SA, ADR                                         195,500    3,262,406                                195,500     3,262,406
   Innogy Hldgs. Plc *                                                               82,700      239,987       82,700       239,987
   National Pwr. Plc                                                                 62,000      250,086       62,000       250,086
   Scot & Southern Energy Plc                                                        48,000      399,069       48,000       399,069
   Tata Elec. Co., GDR                                                                1,500      183,750        1,500       183,750
   Tokyo Elec. Pwr. Co., Inc.                                                       131,700    3,198,506      131,700     3,198,506
   United Utilities Plc                                                              13,947      140,238       13,947       140,238
                                                                                                                       ------------
                                                                                                                          7,713,146
Gas Utilities - 0.9%
   BG Group Plc                                                                      79,333      317,699       79,333       317,699
   Centrica Plc                                                                      72,000      247,590       72,000       247,590
   Gas Natural SDG                                                                   83,578    1,432,671       83,578     1,432,671
   Hong Kong & China Gas Co., Ltd.                      1,570,822    1,983,920                              1,570,822     1,983,920
   Kinder Morgan, Inc.                                                               30,000    1,156,875       30,000     1,156,875
   Williams Cos., Inc.                                                               10,100      422,306       10,100       422,306
                                                                                                                       ------------
                                                                                                                          5,561,061
Water Utilities - 0.1%
   AWG Plc                                                                           49,000      423,735       49,000       423,735
   Kelda Group Plc                                                                   72,000      386,011       72,000       386,011
                                                                                                                       ------------
                                                                                                                            809,746
                                                                                                                       ------------
   Total Common Stocks (cost $459,028,238)                                                                              587,355,980
                                                                                                                       ------------

PREFERRED STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
   Porsche AG                                                                           400    1,347,577          400     1,347,577
                                                                                                                       ------------

UTILITIES - 0.0%
Water Utilities - 0.0%
   AWG Plc  Redeemable Shares                                                    15,190,000       13,224   15,190,000        13,224
                                                                                                                       ------------

   Total Preferred Stocks (cost $767,748)                                                                                 1,360,801
                                                                                                                       ------------
------------------------------------------------------------------------------------------------------------------------------------

                                                           GLOBAL LEADERS           PERPETUAL GLOBAL          GLOBAL LEADERS
                                                                FUND                      FUND                FUND PRO FORMA
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         Combined
                                                                      Market                    Market     Combined       Market
                                                         Shares       Value        Shares       Value       Shares         Value
------------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE DEBENTURES - 0.1%
FINANCIALS - 0.1%
Diversified Financials - 0.1%
   Nichei Co., Ltd., 0.875%, 03/31/2005                                         100,000,000     $603,125  100,000,000      $603,125
                                                                                                                       ------------

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
   Scotia Hldgs. Plc, 8.50%, 03/26/2002                                              19,000        7,547       19,000         7,547
                                                                                                                       ------------

   Total Convertible Debentures (cost $967,125)                                                                             610,672
                                                                                                                       ------------

UNIT INVESTMENT TRUST - 0.6%
   Nasdaq 100 Trust (cost $3,573,926) *                                              42,900    3,505,064       42,900     3,505,064
                                                                                                                       ------------

U.S. TREASURY OBLIGATIONS - 0.0%
   U.S. Treasury Notes, 5.375%, 02/15/2001#                                          16,912       16,859       16,912        16,859
   U.S. Treasury Notes, 6.625%, 07/31/2001#                                          50,988       51,084       50,988        51,084
                                                                                                                       ------------
   Total U.S. Treasury Obligations (cost $67,943)                                                                            67,943

CORPORATE LETTER OF CREDIT - 0.2%
   Royal Bank of Canada## (cost $1,367,061)                                       1,367,061    1,367,061    1,367,061     1,367,061
                                                                                                                       ------------

RIGHTS - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
   CIA Brasileira de Petroleo ("Petrobras") *                                             2            0            2             0
                                                                                                                       ------------

Wireless Telecommunications Services - 0.0%
   Telesp Celular Participacoes SA, ADR *                                               270            3          270             3
                                                                                                                       ------------

   Total Rights (cost $0)                                                                                                         3
                                                                                                                       ------------

WARRANTS - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
   KBC Financial Call Toshiba, expires 07/14/2003 *                                   4,500       25,290        4,500        25,290
                                                                                                                       ------------

Diversified Financials - 0.0%
   Credit Suisse AG, expires 08/01/2002 *                                           400,000       18,000      400,000        18,000
                                                                                                                       ------------

MATERIALS - 0.0%
Containers & Packaging - 0.0%
   KBC Fp Ltd. Callable Corp., expires 10/24/2010 *                                   5,000       91,250        5,000        91,250
                                                                                                                       ------------

   Total Warrants (cost $152,310)                                                                                           134,540
                                                                                                                       ------------
------------------------------------------------------------------------------------------------------------------------------------

                                                           GLOBAL LEADERS           PERPETUAL GLOBAL          GLOBAL LEADERS
                                                                FUND                      FUND                FUND PRO FORMA
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         Combined
                                                                      Market                    Market     Combined       Market
                                                         Shares       Value        Shares       Value       Shares         Value
------------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUND SHARES - 11.5%
   Atlantic Korean Smaller Co. Fund                                                  20,000     $265,000       20,000      $265,000
   Evergreen Select Money Market Fund +                   668,700     $668,700    9,482,530    9,482,530   10,151,230    10,151,230
   Navigator Prime Portfolio##                         40,735,618   40,735,618   18,875,875   18,875,875   59,611,493    59,611,493
                                                                                                                       ------------
   Total Mutual Fund Shares (cost $69,902,723)                                                                           70,027,723
                                                                                                                       ------------

TOTAL INVESTMENTS (cost $535,827,074)     109.2%                   444,924,512               219,505,275                664,429,787

OTHER ASSETS & LIABILITIES, NET            (9.2%)                                                                       (55,837,890)
                                                                                                                       ------------
NET ASSETS                                100.0%                                                                       $608,591,897
------------------------------------------------------------------------------------------------------------------------------------

At October 31, 2000 the Perpetual Global Fund had forward foreign currency exchange contracts outstanding as follows:

      Forward Foreign Currency Exchange Contracts to Sell:

Exchange                                           U.S. Value at           In Exchange for
  Date             Contracts to Deliver           October 31, 2000              U.S. $         Unrealized Gain
--------------------------------------------------------------------------------------------------------------
1/29/2001      2,251,688,197  Japanese Yen          $20,956,121              $22,506,370          $1,550,249

      Forward Foreign Currency Exchange Contracts to Buy:


Exchange                                           U.S. Value at           In Exchange for
  Date             Contracts to Receive           October 31, 2000              U.S. $         Unrealized Gain
--------------------------------------------------------------------------------------------------------------
1/29/2001      1,325,586,890  Japanese Yen          $12,337,037              $12,687,000          $349,963

144A Security that may be resold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933. This security has been determined to be liquid under guidelines established by the Board of Trustees.
*     Non-income producing security.
#     Represents investment of non cash collateral received for securities on loan.
##    Represents investment of cash collateral received for securities on loan.
+ The advisor of the Fund and the advisor of the money market fund are each a subsidiary of First Union.

Summary of Abbreviations:
   ADR    American Depository Receipt
   ADS    American Depository Shares
   GDR    Global Depository Receipt

             See Notes to Pro Forma Combining Financial Statements.

Evergreen Global Leaders Fund
Pro Forma Combining Financial Statements (unaudited)
Pro Forma Combining Statement of Assets and Liabilities
October 31, 2000

                                                                                                                     GLOBAL LEADERS
                                                         GLOBAL LEADERS        PERPETUAL                                 FUND
                                                             FUND             GLOBAL FUND         ADJUSTMENTS          PRO FORMA
                                                         -------------       -------------       -------------       -------------
ASSETS
Identified cost of securities                             $317,264,357        $218,562,717                            $535,827,074
Net unrealized gains or losses on securities               127,660,155             942,558                             128,602,713
Market value of securities                                 444,924,512         219,505,275                             664,429,787
Foreign currency, at value (cost $1,285,195,
  $126,208 and $1,411,403, respectively)                     1,284,934             125,259                               1,410,193
Receivables for securities sold                                782,797           3,195,075                               3,977,872
Receivable for Fund shares sold                              1,248,181             112,254                               1,360,435
Dividends and interest receivable                              564,258             341,295                                 905,553
Receivable for securities sold                                       0                   0                                       0
Unrealized gains on forward foreign currency
  exchange contracts                                                 0           1,550,249                               1,550,249
Prepaid expenses and other assets                               65,680              71,749                                 137,429
  Total assets                                             448,870,362         224,901,156                             673,771,518

LIABILITIES
Payable for securities purchased                                     0           2,659,120                               2,659,120
Payable for Fund shares redeemed                               499,784             409,435                                 909,219
Payable for securities on loan                              40,735,618          20,310,879                              61,046,497
Unrealized losses on forward foreign currency
  exchange contracts                                                 0             349,963                                 349,963
Advisory fee payable                                             9,499               5,624                                  15,123
Distribution Plan expenses payable                               7,090               3,901                                  10,991
Due to other related parties                                     1,092                 813                                   1,905
Accrued expenses and other liabilities                          85,316             101,487                                 186,803
  Total liabilities                                         41,338,399          23,841,222                              65,179,621

NET ASSETS                                                $407,531,963        $201,059,934                            $608,591,897

NET ASSETS REPRESENTED BY
Paid-in capital                                           $262,226,577        $187,554,623                            $449,781,200
Undistributed (overdistributed) net
  investment loss                                              (21,222)         (1,201,418)                             (1,222,640)
Accumulated net realized gains or losses on
  securities, futures contracts and foreign
  currency related transactions                             17,689,750          12,546,519                              30,236,269
Net unrealized gains or losses on securities,
  futures contracts and foreign currency
  related transactions                                     127,636,858           2,160,210                             129,797,068
Net assets                                                $407,531,963        $201,059,934                            $608,591,897

CLASS A SHARES
Net Assets                                                $134,929,742        $ 75,096,403                            $210,026,145
Shares of Beneficial Interest Outstanding                    7,068,480           3,685,937             248,104a         11,002,521
Net Asset Value                                                 $19.09              $20.37                                  $19.09
Maximum Offering Price (based on sales
  charge of 4.75%)                                              $20.04              $21.39                                  $20.04

CLASS B SHARES
Net Assets                                                $224,522,526        $  3,766,478                            $228,289,004
Shares of Beneficial Interest Outstanding                   12,139,894             186,341              17,312a         12,343,547
Net Asset Value                                                 $18.49              $20.21                                  $18.49

CLASS C SHARES
Net Assets                                                $  6,062,124        $122,173,025                            $128,235,149
Shares of Beneficial Interest Outstanding                      328,308           6,401,378             215,150a          6,944,836
Net Asset Value                                                 $18.46              $19.09                                  $18.46

CLASS Y SHARES
Net Assets                                                $ 42,017,571        $     24,028                            $ 42,041,599
Shares of Beneficial Interest Outstanding                    2,173,320               1,169                  74a          2,174,563
Net Asset Value                                                 $19.33              $20.55                                  $19.33


(a) Reflects the impact of converting shares of target fund into shares of the survivor fund.

See Notes to Pro Forma Combining Financial Statements.


Evergreen Global Leaders Fund
Pro Forma Combining Financial Statements (unaudited)
Pro Forma Combining Statement of Operations
Year Ended October 31, 2000

                                                                                                                 Global
                                                                     Global Leaders   Perpetual                Leaders Fund
                                                                          Fund       Global Fund  Adjustments   Pro Forma
----------------------------------------------------------------------------------------------------------------------------
Investment Income
Dividends (net of foreign witholding taxes of $554,566, $316,165
and $870,731, respectively)                                            $6,097,293     $2,782,630          0      $8,879,923
Securities lending income                                                  34,277        133,630          0         167,907
Interest income                                                           255,767        231,594          0         487,361
----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                 6,387,337      3,147,854          0       9,535,191
----------------------------------------------------------------------------------------------------------------------------

Expenses
Advisory fee                                                           $3,746,155     $2,379,494   (434,539)a    $5,691,110
Distribution Plan expenses                                              2,679,414      1,645,928          0       4,325,342
Transfer agent fee                                                      1,349,842        542,478          0       1,892,320
Administrative services fees                                              365,613        345,674    (57,136)a       654,151
Custodian fee                                                             294,648        242,150    (89,374)b       447,424
Printing and postage expenses                                              78,076         60,000     27,466 c       165,542
Registration and filing fees                                               80,192         93,345    (52,287)d      121,250
Professional fees                                                          24,642         23,126    (23,126)d        24,642
Trustees' fees and expenses                                                 8,592          4,504          0          13,096
Other                                                                     130,367        171,109   (171,109)d       130,367
----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                          8,757,541      5,507,808   (800,105)     13,465,244
Less: Expense reductions                                                  (17,418)       (14,952)         0         (32,370)
----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                            8,740,123      5,492,856   (800,105)     13,432,874
----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                    (2,352,786)    (2,345,002)   800,105      (3,897,683)

Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions
Net realized gains or losses on:
   Securities                                                          21,762,249     18,050,125          0      39,812,374
   Foreign currency related transactions                               (1,634,691)    (1,215,213)         0      (2,849,904)
----------------------------------------------------------------------------------------------------------------------------
Net realized gains or losses on securities and foreign currency
related transactions                                                   20,127,558     16,834,912          0      36,962,470
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized gains or losses on securities and
foreign currency related transactions                                   8,168,680    (17,156,765)         0      (8,988,085)
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or losses on securities and
foreign currency related transactions                                  28,296,238       (321,853)         0      27,974,385
Net increase (decrease) in net assets resulting from operations       $25,943,452    ($2,666,855)  $800,105     $24,076,702
============================================================================================================================

a Reflects a decrease based on the surviving fund's fee schedule and the average net assets of the combined fund.

b Reflects a decrease based on the combined fund's investments in various foreign markets.

c Reflects an increase based on the combined asset level of the surviving fund.

d Reflects a savings resulting from the elimination of duplicate fees of the individual funds.

             See Notes to Pro Forma Combining Financial Statements.

Evergreen Global Leaders Fund
Notes to Pro Forma Combining Financial Statements (Unaudited)
October 31, 2000

1. Basis of Combination - The Pro Forma Combining Statement of Assets and Liabilities, including the Pro Forma Combining Schedule of Investments and the related Pro Forma Combining Statement of Operations ("Pro Forma Statements"), reflect the accounts of Evergreen Global Leaders Fund ("Global Leaders Fund") and Evergreen Perpetual Global Fund ("Perpetual Global Fund") at October 31, 2000 and for the respective periods then ended.

      The Pro Forma Statements give effect to the proposed Agreement and Plan of Reorganization (the "Reorganization") to be submitted to shareholders of Perpetual Global Fund. The Reorganization provides for the acquisition of all assets and the identified liabilities of Perpetual Global Fund by Global Leaders Fund, in exchange for Class A, Class B, Class C and Class Y shares of Global Leaders Fund. Thereafter, there will be a distribution of Class A, Class B, Class C and Class Y shares of Global Leaders Fund to the Class A, Class B, Class C and Class Y shareholders of Perpetual Global Fund in liquidation and subsequent termination thereof. As a result of the Reorganization, the shareholders of Perpetual Global Fund will become the owners of that number of full and fractional shares of Class A, Class B, Class C and Class Y shares of Global Leaders Fund having an aggregate net asset value equal to the aggregate net asset value of their shares of Perpetual Global Fund as of the close of business immediately prior to the date that Perpetual Global Fund net assets are exchanged for Class A, Class B, Class C and Class Y shares of Global Leaders Fund.

      The Pro Forma Statements reflect the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the respective periods presented.

      The information contained herein is based on the experience of each Fund for the respective periods then ended and is designed to permit shareholders of the consolidating mutual funds to evaluate the financial effect of the proposed Reorganization. The expenses of Perpetual Global Fund in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by First Union National Bank of North Carolina. It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Global Leaders Fund.

      The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund incorporated by reference in the Statement of Additional Information.

2. Shares of Beneficial Interest - The Pro Forma net asset values per share assume the issuance of Class A, Class B, Class C and Class Y shares of Global Leaders Fund which would have been issued at October 31, 2000 in connection with the proposed Reorganization. Class A, Class B, Class C and Class Y shareholders of Perpetual Global Fund would receive Class A, Class B, Class C and Class Y shares, respectively, of Global Leaders Fund based on conversion ratios determined on October 31, 2000. The conversion ratios are calculated by dividing the net asset value of Class A, Class B, Class C and Class Y of Perpetual Global Fund by the net asset value per share of Class A, Class B, Class C and Class Y, respectively, of Global Leaders Fund.

3. Pro Forma Operations - The Pro Forma Combining Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Pro Forma operating expenses include the actual expenses of the Funds adjusted to reflect the expected expenses of the combined entity. The combined pro forma expenses were calculated by determining the expense rates based on the combined average net assets of the two funds. The adjustments reflect those amounts needed to adjust the combined expenses to these rates.